Pension Plan (Reconciliation of Projected Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation:
Current service cost, net of employee contributions	$ 17	$ 11	$ 32	$ 25
Interest cost	32	35	140	149
Pension Benefits [Member]
Change in benefit obligation:
Projected benefit obligation, at beginning of year		2,911	2,911	2,732
Current service cost, net of employee contributions			32	25
Employee contributions			39	35
Interest cost			140	149
Actuarial loss			(49)
Impact of change in discount rate			395	229
Impact in change of assumptions			36
Benefits paid			(188)	(192)
Foreign exchange adjustment			67	(67)
Projected benefit obligation, at end of year			$ 3,383	$ 2,911